Executive Benefits (COLI) VUL • Flexible SolutionsSM VUL Gold • Flexible SolutionsSM VUL Park Avenue Life — Millennium SeriesSM • Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium SeriesSM • Park Avenue Variable Universal Life (VUL) — Millennium SeriesSM • Park Avenue Variable Universal Life (VUL) — 97 Form • Park Avenue Life — 97 Form • Park Avenue Life — 95 Form

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated November 30, 2009 to the prospectuses dated as noted below.

The following supplemental information should be read in conjunction with:

the Prospectus dated May 1, 2009 for Executive Benefits (COLI) VUL, a variable universal life insurance policy issued through The Guardian Separate Account N;

the Prospectus dated May 1, 2009 for Flexible SolutionsSM VUL Gold, a variable universal life insurance policy issued through The Guardian Separate Account N;

the Prospectus dated May 1, 2008 for Flexible SolutionsSM VUL, a variable universal life insurance policy issued through The Guardian Separate Account N;

the Prospectus dated May 1, 2006 for Park Avenue Life — Millennium SeriesSM, a variable life insurance policy issued through The Guardian Separate Account K;

the Prospectus dated May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium SeriesSM, a survivorship variable universal life insurance policy issued through The Guardian Separate Account N;

the Prospectus dated May 1, 2006 for Park Avenue Variable Universal Life (VUL) — Millennium SeriesSM, a variable universal life insurance policy issued through The Guardian Separate Account N;

the Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (VUL) — 97 Form, a variable universal life insurance policy issued through The Guardian Separate Account M;

the Prospectus dated May 1, 2009 for Park Avenue Life — 97 Form, a variable life insurance policy issued through The Guardian Separate Account K; and

the Prospectus dated May 1, 2009 for Park Avenue Life — 95 Form, a variable life insurance policy issued through The Guardian Separate Account K.

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

Effective November 30, 2009, the RS Large Cap Value VIP Series will no longer be available as an allocation option under these policies.

As always, the availability of any subaccount as an investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS AVAILABLE FOR THE REFERENCED POLICIES AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

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